Calvert International Equity Fund
CALVERT INTERNATIONAL EQUITY FUND Supplement to Calvert Equity and Asset Allocation Funds Prospectus (Class A, B, C and Y) dated January 31, 2015 Date of Supplement: March 5, 2015
Effective April 1, 2015, the “Annual Fund Operating Expenses” table under the section “Fees and Expenses of the Fund” in the Fund Summary for Calvert International Equity Fund on page 22 of the Prospectus is deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses Calvert International Equity Fund		Class A	Class B	Class C	Class Y
Management Fees (as a percentage of Assets)		1.09%	1.09%	1.09%	1.09%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses (as a percentage of Assets):		0.32%	1.10%	0.48%	0.22%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)		1.68%	3.21%	2.59%	1.33%
Fee Waiver or Reimbursement	[1]	(0.28%)	none	(0.43%)	(0.18%)
Net Expenses (as a percentage of Assets)		1.40%	none	2.16%	1.15%
[1]	The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2017. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 1.38% for Class A, 2.14% for Class C and 1.13% for Class Y. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

Effective April 1, 2015, the table under “Fees and Expenses of the Fund – Example” in the Fund Summary for Calvert International Equity Fund on page 22 of the Prospectus is deleted and replaced with the following:
Expense Example Calvert International Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	611	930	1,295	2,319
Class B	824	1,389	1,878	3,159
Class C	319	729	1,303	2,865
Class Y	117	388	697	1,572

Expense Example, No Redemption Calvert International Equity Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	324	989	1,678	3,159
Class C	219	729	1,303	2,865

The second paragraph under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for Calvert International Equity Fund on page 22 of the Prospectus is revised and restated as follows:
The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may invest in other countries, including emerging markets stocks. The Fund will invest in at least three different countries. The Advisor focuses on deriving returns from individual stock selection (bottom-up). The Advisor utilizes fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark.

Under “Investments, Risks and Performance – Principal Risks” in the Fund Summary for Calvert International Equity Fund on page 23 of the Prospectus, the “Management Risk” disclosure is revised and restated as follows:
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Under “Investments, Risks and Performance – Principal Risks” in the Fund Summary for Calvert International Equity Fund on page 23 of the Prospectus, the “Multi-Manager Risk” disclosure is deleted.